Contingent liabilities	12 Months Ended
Dec. 31, 2020
Contingent liabilities
CONTINGENT LIABILITIES

38.    Contingent liabilities

Significant accounting judgements and estimates

Contingencies can be either possible assets or possible liabilities arising from past events which, by their nature, will only be resolved when one or more future events not wholly within the control of the Group occur or fail to occur or for contingent liabilities where a present obligation arising from a past event exists but is not recognised because either it is not probable that an out-flow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be determined with sufficient reliability. The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events.

Purported Class Action Lawsuits

In 2018, two groups of plaintiffs filed purported class action lawsuits, subsequently consolidated into a single action (Class Action), against Sibanye Gold Limited and Neal Froneman (collectively, the Defendants) in the United States District Court for the Eastern District of New York, alleging violations of the US securities laws. Specifically, the Class Action alleged that the Defendants made false and/or misleading statements about its safety practices and record and thereby violated the US securities laws. The Class Action sought an unspecific amount of damages. The Defendants filed a motion to dismiss the Class Action. On 10 November 2020, the Court granted the Defendants’ motion to dismiss in its entirety and ordered that the case be closed. Judgment in favour of the Defendants was entered on 12 November 2020. The Plaintiffs’ time to file a notice of appeal expired on 14 December 2020. Therefore, this action is now terminated.

Delaware Supreme Court rules in favour of Sibanye-Stillwater in dissenting shareholder action

The Court of Chancery of the State of Delaware in the United States of America (the Court), in a Memorandum Opinion dated 21 August 2019, ruled in favour of Sibanye Gold Limited in the appraisal action brought by a group of minority shareholders (the Dissenting Shareholders) of the Stillwater Mining Company (Stillwater), following the acquisition of Stillwater by Sibanye Gold Limited in May 2017 for a cash consideration of US$18 per Stillwater share.

In terms of the ruling, the Dissenting Shareholders (together owning approximately 4.5% of Stillwater shares outstanding at the time) received the same US$18 per share consideration originally offered to, and accepted by other Stillwater shareholders, plus interest. The remaining payment of approximately US$21 million due to the Dissenting Shareholders has been paid by Sibanye-Stillwater during the six months ended 31 December 2019.

Certain of the Dissenting Shareholders filed an appeal with the Supreme Court of the State of Delaware and oral arguments were completed on 15 July 2020. On 12 October 2020, the Delaware Supreme Court issued an opinion affirming in whole the trial court’s opinion. On 28 October 2020, the Delaware Supreme Court issued a mandate to the trial court closing the case. Therefore, this action is now terminated.

Arbitration case Redpath USA Corporation versus Stillwater Mining Company

In 2015, Redpath USA Corporation (the Contractor) was hired by Stillwater to advance the Benbow decline as part of the Blitz project. During November 2019 the Contractor filed a claim wherein the contractor has raised a dispute over additional and rework costs of establishing a decline at the Stillwater Mine after drilling errors caused a water inundation that required significant remediation. The Contractor assumed the additional costs and is now wanting to recover those costs, in an amount of approximately US$20 million, from the Company. After engaging outside counsel and based on the terms of the contract that supports the Company’s position, management believes the Contractor’s claim is without merit and disputes the arbitration demand claim in the legal documents served on the Contractor.